Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Schedule of accrued expenses
Accrued expenses consisted of the following (in thousands):

	December 31,
	2013	2012
Accrued compensation	$11,817	$11,275
Accrued contract costs	3,394	4,163
Accrued interest	12,168	7,841
Accrued capital contribution to joint venture	—	100,000
Other accrued expenses	24,317	29,967
Total	$51,696	$153,246

LIN Television
Entity Information [Line Items]
Schedule of accrued expenses
Accrued expenses consisted of the following (in thousands):

	December 31,
	2013	2012
Accrued compensation	$11,817	$11,275
Accrued contract costs	3,394	4,163
Accrued interest	12,168	7,841
Accrued capital contribution to joint venture	—	100,000
Other accrued expenses	24,317	29,967
Total	$51,696	$153,246